SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected life	3 years 7 months 6 days	3 years 8 months 8 days
Expected volatility	116.00%	115.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.78%	3.52%